Loan and lease operations (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	R$ 2,673,301	R$ 2,384,618
Liabilities	2,239,979	2,001,691
Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	512	641
Liabilities	512	641
Book Value [Member] | Mortgage Loan [Member]
IfrsStatementLineItems [Line Items]
Assets	115	139
Liabilities	115	139
Book Value [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Assets	397	502
Liabilities	397	502
At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	509	642
Liabilities	508	641
At fair value [member] | Mortgage Loan [Member]
IfrsStatementLineItems [Line Items]
Assets	112	140
Liabilities	111	139
At fair value [member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Assets	397	502
Liabilities	R$ 397	R$ 502